Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.14%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	31,837	$530,723
Omnicom Group, Inc.	10,527	521,086
		1,051,809
Aerospace & Defense–2.10%
Boeing Co. (The)	3,437	567,999
General Dynamics Corp.	3,789	524,511
Howmet Aerospace, Inc.	30,943	517,367
Huntington Ingalls Industries, Inc.	3,737	525,983
L3Harris Technologies, Inc.	3,042	516,653
Lockheed Martin Corp.	1,414	541,958
Northrop Grumman Corp.	1,625	512,671
Raytheon Technologies Corp.	9,081	522,521
Teledyne Technologies, Inc.(b)	1,759	545,659
Textron, Inc.	14,217	513,091
TransDigm Group, Inc.	1,089	517,406
		5,805,819
Agricultural & Farm Machinery–0.20%
Deere & Co.	2,550	565,157
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	11,746	546,072
Air Freight & Logistics–0.83%
C.H. Robinson Worldwide, Inc.	5,583	570,527
Expeditors International of Washington, Inc.	6,095	551,720
FedEx Corp.	2,366	595,096
United Parcel Service, Inc., Class B	3,467	577,706
		2,295,049
Airlines–0.94%
Alaska Air Group, Inc.	13,427	491,831
American Airlines Group, Inc.(c)(d)	42,531	522,706
Delta Air Lines, Inc.	16,975	519,096
Southwest Airlines Co.	14,399	539,962
United Airlines Holdings, Inc.(b)	15,270	530,632
		2,604,227
Alternative Carriers–0.19%
CenturyLink, Inc.	51,244	517,052
Apparel Retail–0.83%
Gap, Inc. (The)	33,100	563,693
L Brands, Inc.	19,671	625,734
Ross Stores, Inc.	6,105	569,719
TJX Cos., Inc. (The)	9,846	547,930
		2,307,076
Apparel, Accessories & Luxury Goods–1.15%
Hanesbrands, Inc.	35,788	563,661
PVH Corp.	8,212	489,764
Ralph Lauren Corp.	7,232	491,559
Tapestry, Inc.	34,104	533,046
Under Armour, Inc., Class A(b)	25,448	285,781
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	26,536	$261,114
VF Corp.	7,865	552,516
		3,177,441
Application Software–2.10%
Adobe, Inc.(b)	1,169	573,313
ANSYS, Inc.(b)	1,754	573,962
Autodesk, Inc.(b)	2,421	559,275
Cadence Design Systems, Inc.(b)	5,426	578,574
Citrix Systems, Inc.	4,161	573,011
Intuit, Inc.	1,749	570,541
Paycom Software, Inc.(b)	2,075	645,948
salesforce.com, inc.(b)	2,266	569,491
Synopsys, Inc.(b)	2,751	588,659
Tyler Technologies, Inc.(b)	1,693	590,112
		5,822,886
Asset Management & Custody Banks–1.57%
Ameriprise Financial, Inc.	3,520	542,467
Bank of New York Mellon Corp. (The)	15,300	525,402
BlackRock, Inc.	1,018	573,694
Franklin Resources, Inc.	27,226	554,049
Invesco Ltd.(e)	49,956	569,998
Northern Trust Corp.	6,898	537,837
State Street Corp.	8,183	485,497
T. Rowe Price Group, Inc.	4,271	547,628
		4,336,572
Auto Parts & Equipment–0.40%
Aptiv PLC	6,514	597,204
BorgWarner, Inc.	12,999	503,581
		1,100,785
Automobile Manufacturers–0.39%
Ford Motor Co.	79,960	532,533
General Motors Co.	18,474	546,646
		1,079,179
Automotive Retail–0.76%
Advance Auto Parts, Inc.	3,563	546,921
AutoZone, Inc.(b)	446	525,227
CarMax, Inc.(b)	5,419	498,060
O’Reilly Automotive, Inc.(b)	1,160	534,853
		2,105,061
Biotechnology–1.64%
AbbVie, Inc.	6,140	537,803
Alexion Pharmaceuticals, Inc.(b)	5,228	598,240
Amgen, Inc.	2,265	575,672
Biogen, Inc.(b)	2,041	578,991
Gilead Sciences, Inc.	8,399	530,733
Incyte Corp.(b)	6,259	561,683
Regeneron Pharmaceuticals, Inc.(b)	1,011	565,937
Vertex Pharmaceuticals, Inc.(b)	2,135	580,976
		4,530,035

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Brewers–0.19%
Molson Coors Beverage Co., Class B	15,696	$526,758
Broadcasting–0.57%
Discovery, Inc., Class A(b)	8,089	176,098
Discovery, Inc., Class C(b)	17,158	336,297
Fox Corp., Class A	13,362	371,864
Fox Corp., Class B	5,757	161,023
ViacomCBS, Inc., Class B	18,811	526,896
		1,572,178
Building Products–1.41%
A.O. Smith Corp.	11,001	580,853
Allegion PLC	5,622	556,072
Carrier Global Corp.	18,837	575,282
Fortune Brands Home & Security, Inc.	6,667	576,829
Johnson Controls International PLC	13,218	539,955
Masco Corp.	9,409	518,718
Trane Technologies PLC	4,708	570,845
		3,918,554
Cable & Satellite–0.59%
Charter Communications, Inc., Class A(b)	916	571,895
Comcast Corp., Class A	12,330	570,386
DISH Network Corp., Class A(b)	17,156	498,039
		1,640,320
Casinos & Gaming–0.54%
Las Vegas Sands Corp.	10,357	483,258
MGM Resorts International	24,232	527,046
Wynn Resorts Ltd.	6,708	481,701
		1,492,005
Commodity Chemicals–0.38%
Dow, Inc.	11,049	519,855
LyondellBasell Industries N.V., Class A	7,412	522,472
		1,042,327
Communications Equipment–0.99%
Arista Networks, Inc.(b)	2,702	559,125
Cisco Systems, Inc.	13,811	544,015
F5 Networks, Inc.(b)	4,590	563,514
Juniper Networks, Inc.	23,823	512,195
Motorola Solutions, Inc.	3,672	575,806
		2,754,655
Computer & Electronics Retail–0.21%
Best Buy Co., Inc.	5,142	572,253
Construction & Engineering–0.40%
Jacobs Engineering Group, Inc.	5,935	550,590
Quanta Services, Inc.	10,682	564,650
		1,115,240
Construction Machinery & Heavy Trucks–0.78%
Caterpillar, Inc.	3,580	533,957
Cummins, Inc.	2,649	559,363
PACCAR, Inc.	6,566	559,948
Wabtec Corp.	8,160	504,941
		2,158,209
Construction Materials–0.44%
Martin Marietta Materials, Inc.	2,620	616,643
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	4,372	$592,581
		1,209,224
Consumer Electronics–0.19%
Garmin Ltd.	5,634	534,441
Consumer Finance–0.80%
American Express Co.(c)	5,329	534,232
Capital One Financial Corp.	7,752	557,059
Discover Financial Services	9,747	563,182
Synchrony Financial	21,731	568,700
		2,223,173
Copper–0.19%
Freeport-McMoRan, Inc.	33,853	529,461
Data Processing & Outsourced Services–2.47%
Automatic Data Processing, Inc.	4,128	575,815
Broadridge Financial Solutions, Inc.	4,246	560,472
Fidelity National Information Services, Inc.	3,767	554,540
Fiserv, Inc.(b)	5,919	609,953
FleetCor Technologies, Inc.(b)	2,384	567,630
Global Payments, Inc.	3,313	588,322
Jack Henry & Associates, Inc.	3,536	574,918
Mastercard, Inc., Class A	1,668	564,068
Paychex, Inc.	7,345	585,911
PayPal Holdings, Inc.(b)	2,993	589,711
Visa, Inc., Class A	2,686	537,119
Western Union Co. (The)	24,900	533,607
		6,842,066
Distillers & Vintners–0.39%
Brown-Forman Corp., Class B	6,941	522,796
Constellation Brands, Inc., Class A	2,917	552,801
		1,075,597
Distributors–0.36%
Genuine Parts Co.	5,477	521,246
LKQ Corp.(b)	17,126	474,904
		996,150
Diversified Banks–0.93%
Bank of America Corp.	20,845	502,156
Citigroup, Inc.	10,800	465,588
JPMorgan Chase & Co.	5,450	524,671
U.S. Bancorp	15,016	538,324
Wells Fargo & Co.	22,694	533,536
		2,564,275
Diversified Chemicals–0.19%
Eastman Chemical Co.	6,885	537,856
Diversified Support Services–0.41%
Cintas Corp.	1,716	571,136
Copart, Inc.(b)	5,399	567,759
		1,138,895
Drug Retail–0.21%
Walgreens Boots Alliance, Inc.	15,873	570,158
Electric Utilities–3.01%
Alliant Energy Corp.	10,639	549,504
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.	6,959	$568,759
Duke Energy Corp.	6,634	587,507
Edison International	10,879	553,089
Entergy Corp.	5,770	568,518
Evergy, Inc.	10,604	538,895
Eversource Energy	6,704	560,119
Exelon Corp.	15,372	549,703
FirstEnergy Corp.	18,779	539,145
NextEra Energy, Inc.	1,980	549,569
NRG Energy, Inc.	17,424	535,614
Pinnacle West Capital Corp.	7,768	579,105
PPL Corp.	19,454	529,343
Southern Co. (The)	10,641	576,955
Xcel Energy, Inc.	8,115	560,016
		8,345,841
Electrical Components & Equipment–0.79%
AMETEK, Inc.	5,513	547,992
Eaton Corp. PLC	5,372	548,105
Emerson Electric Co.	8,109	531,707
Rockwell Automation, Inc.	2,480	547,287
		2,175,091
Electronic Components–0.41%
Amphenol Corp., Class A	5,436	588,556
Corning, Inc.	17,244	558,878
		1,147,434
Electronic Equipment & Instruments–0.62%
FLIR Systems, Inc.	16,095	577,006
Keysight Technologies, Inc.(b)	5,964	589,124
Zebra Technologies Corp., Class A(b)	2,203	556,169
		1,722,299
Electronic Manufacturing Services–0.41%
IPG Photonics Corp.(b)	3,474	590,476
TE Connectivity Ltd.	5,630	550,276
		1,140,752
Environmental & Facilities Services–0.60%
Republic Services, Inc.	5,753	537,042
Rollins, Inc.	10,177	551,492
Waste Management, Inc.	4,971	562,568
		1,651,102
Fertilizers & Agricultural Chemicals–0.77%
CF Industries Holdings, Inc.	16,505	506,868
Corteva, Inc.	18,754	540,303
FMC Corp.	5,074	537,387
Mosaic Co. (The)	30,081	549,580
		2,134,138
Financial Exchanges & Data–1.63%
Cboe Global Markets, Inc.	6,199	543,900
CME Group, Inc., Class A	3,375	564,671
Intercontinental Exchange, Inc.	5,538	554,077
MarketAxess Holdings, Inc.	1,216	585,614
Moody’s Corp.	1,934	560,570
MSCI, Inc.	1,609	574,059
Nasdaq, Inc.	4,486	550,477
Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	1,629	$587,417
		4,520,785
Food Distributors–0.20%
Sysco Corp.	8,841	550,087
Food Retail–0.20%
Kroger Co. (The)	16,011	542,933
Footwear–0.21%
NIKE, Inc., Class B	4,668	586,021
Gas Utilities–0.20%
Atmos Energy Corp.	5,909	564,841
General Merchandise Stores–0.63%
Dollar General Corp.	2,806	588,194
Dollar Tree, Inc.(b)	6,116	558,635
Target Corp.	3,730	587,177
		1,734,006
Gold–0.19%
Newmont Corp.	8,317	527,714
Health Care Distributors–0.78%
AmerisourceBergen Corp.	5,854	567,370
Cardinal Health, Inc.	11,385	534,526
Henry Schein, Inc.(b)	8,557	502,980
McKesson Corp.	3,663	545,530
		2,150,406
Health Care Equipment–3.62%
Abbott Laboratories	5,261	572,555
ABIOMED, Inc.(b)	2,042	565,756
Baxter International, Inc.	6,628	533,024
Becton, Dickinson and Co.	2,336	543,540
Boston Scientific Corp.(b)	13,670	522,331
Danaher Corp.	2,688	578,807
DexCom, Inc.(b)	1,395	575,061
Edwards Lifesciences Corp.(b)	6,735	537,588
Hologic, Inc.(b)	8,878	590,121
IDEXX Laboratories, Inc.(b)	1,510	593,596
Intuitive Surgical, Inc.(b)	784	556,279
Medtronic PLC	5,257	546,307
ResMed, Inc.	3,213	550,805
STERIS PLC	3,401	599,222
Stryker Corp.	2,749	572,809
Teleflex, Inc.	1,465	498,715
Varian Medical Systems, Inc.(b)	3,178	546,616
Zimmer Biomet Holdings, Inc.	3,956	538,570
		10,021,702
Health Care Facilities–0.37%
HCA Healthcare, Inc.(b)	4,110	512,435
Universal Health Services, Inc., Class B	4,866	520,759
		1,033,194
Health Care REITs–0.57%
Healthpeak Properties, Inc.	19,748	536,158
Ventas, Inc.	12,572	527,521
Welltower, Inc.	9,350	515,092
		1,578,771
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–1.01%
Cigna Corp.	3,252	$550,921
CVS Health Corp.	9,596	560,407
DaVita, Inc.(b)	6,255	535,741
Laboratory Corp. of America Holdings(b)	3,079	579,683
Quest Diagnostics, Inc.	4,992	571,534
		2,798,286
Health Care Supplies–0.81%
Align Technology, Inc.(b)	1,734	567,642
Cooper Cos., Inc. (The)	1,685	568,047
DENTSPLY SIRONA, Inc.	12,472	545,401
West Pharmaceutical Services, Inc.	2,022	555,848
		2,236,938
Health Care Technology–0.20%
Cerner Corp.	7,714	557,645
Home Furnishings–0.38%
Leggett & Platt, Inc.	12,360	508,861
Mohawk Industries, Inc.(b)	5,682	554,507
		1,063,368
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	1,993	553,476
Lowe’s Cos., Inc.	3,402	564,256
		1,117,732
Homebuilding–0.82%
D.R. Horton, Inc.	7,715	583,486
Lennar Corp., Class A	7,109	580,663
NVR, Inc.(b)	136	555,304
PulteGroup, Inc.	12,159	562,840
		2,282,293
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	49,486	533,954
Hotels, Resorts & Cruise Lines–0.93%
Carnival Corp.	31,135	472,629
Hilton Worldwide Holdings, Inc.	6,304	537,857
Marriott International, Inc., Class A	5,613	519,652
Norwegian Cruise Line Holdings Ltd.(b)	31,455	538,195
Royal Caribbean Cruises Ltd.	7,943	514,151
		2,582,484
Household Appliances–0.21%
Whirlpool Corp.	3,187	586,057
Household Products–0.99%
Church & Dwight Co., Inc.	5,931	555,794
Clorox Co. (The)	2,517	528,998
Colgate-Palmolive Co.	7,095	547,379
Kimberly-Clark Corp.	3,798	560,813
Procter & Gamble Co. (The)	3,987	554,153
		2,747,137
Housewares & Specialties–0.20%
Newell Brands, Inc.	31,563	541,621
Human Resource & Employment Services–0.20%
Robert Half International, Inc.	10,643	563,440
Shares		Value
Hypermarkets & Super Centers–0.41%
Costco Wholesale Corp.	1,624	$576,520
Walmart, Inc.	4,029	563,697
		1,140,217
Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)	30,943	560,378
Industrial Conglomerates–0.79%
3M Co.	3,333	533,880
General Electric Co.	92,569	576,705
Honeywell International, Inc.	3,309	544,694
Roper Technologies, Inc.	1,378	544,462
		2,199,741
Industrial Gases–0.39%
Air Products and Chemicals, Inc.	1,834	546,275
Linde PLC (United Kingdom)	2,202	524,363
		1,070,638
Industrial Machinery–2.39%
Dover Corp.	4,883	529,024
Flowserve Corp.	19,573	534,147
Fortive Corp.	7,119	542,539
IDEX Corp.	3,041	554,709
Illinois Tool Works, Inc.	2,818	544,466
Ingersoll Rand, Inc.(b)	15,308	544,965
Otis Worldwide Corp.	9,217	575,325
Parker-Hannifin Corp.	2,634	532,963
Pentair PLC	12,601	576,748
Snap-on, Inc.	3,825	562,772
Stanley Black & Decker, Inc.	3,464	561,861
Xylem, Inc.	6,514	547,958
		6,607,477
Industrial REITs–0.39%
Duke Realty Corp.	14,612	539,183
Prologis, Inc.	5,467	550,089
		1,089,272
Insurance Brokers–0.82%
Aon PLC, Class A	2,733	563,818
Arthur J. Gallagher & Co.	5,419	572,138
Marsh & McLennan Cos., Inc.	4,757	545,628
Willis Towers Watson PLC	2,764	577,178
		2,258,762
Integrated Oil & Gas–0.56%
Chevron Corp.	7,089	510,408
Exxon Mobil Corp.	14,926	512,410
Occidental Petroleum Corp.	53,893	539,469
		1,562,287
Integrated Telecommunication Services–0.39%
AT&T, Inc.	18,993	541,491
Verizon Communications, Inc.	9,137	543,560
		1,085,051
Interactive Home Entertainment–0.62%
Activision Blizzard, Inc.	7,206	583,326
Electronic Arts, Inc.(b)	4,234	552,156
Take-Two Interactive Software, Inc.(b)	3,587	592,644
		1,728,126
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–0.62%
Alphabet, Inc., Class A(b)	182	$266,739
Alphabet, Inc., Class C(b)	182	267,467
Facebook, Inc., Class A(b)	2,066	541,086
Twitter, Inc.(b)	14,148	629,586
		1,704,878
Internet & Direct Marketing Retail–1.01%
Amazon.com, Inc.(b)	177	557,325
Booking Holdings, Inc.(b)	320	547,418
eBay, Inc.	10,837	564,608
Etsy, Inc.(b)	4,972	604,744
Expedia Group, Inc.	5,814	533,086
		2,807,181
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(b)	5,147	568,949
VeriSign, Inc.(b)	2,780	569,483
		1,138,432
Investment Banking & Brokerage–0.98%
Charles Schwab Corp. (The)	15,629	566,239
E*TRADE Financial Corp.	10,833	542,191
Goldman Sachs Group, Inc. (The)	2,741	550,859
Morgan Stanley	11,161	539,634
Raymond James Financial, Inc.	7,213	524,818
		2,723,741
IT Consulting & Other Services–1.17%
Accenture PLC, Class A	2,346	530,173
Cognizant Technology Solutions Corp., Class A	8,078	560,775
DXC Technology Co.	28,173	502,888
Gartner, Inc.(b)	4,350	543,532
International Business Machines Corp.	4,535	551,773
Leidos Holdings, Inc.	6,318	563,250
		3,252,391
Leisure Products–0.21%
Hasbro, Inc.	6,951	574,987
Life & Health Insurance–1.34%
Aflac, Inc.	15,136	550,194
Globe Life, Inc.	6,805	543,719
Lincoln National Corp.	15,997	501,186
MetLife, Inc.	14,407	535,508
Principal Financial Group, Inc.	13,411	540,061
Prudential Financial, Inc.	8,178	519,467
Unum Group	30,242	508,973
		3,699,108
Life Sciences Tools & Services–1.58%
Agilent Technologies, Inc.	5,586	563,851
Bio-Rad Laboratories, Inc., Class A(b)	1,091	562,367
Illumina, Inc.(b)	1,511	467,020
IQVIA Holdings, Inc.(b)	3,453	544,296
Mettler-Toledo International, Inc.(b)	566	546,614
PerkinElmer, Inc.	4,680	587,387
Thermo Fisher Scientific, Inc.	1,278	564,263
Waters Corp.(b)	2,782	544,382
		4,380,180
Shares		Value
Managed Health Care–0.82%
Anthem, Inc.	2,135	$573,440
Centene Corp.(b)	9,759	569,242
Humana, Inc.	1,364	564,546
UnitedHealth Group, Inc.	1,810	564,304
		2,271,532
Metal & Glass Containers–0.20%
Ball Corp.	6,743	560,478
Movies & Entertainment–0.58%
Live Nation Entertainment, Inc.(b)	9,639	519,349
Netflix, Inc.(b)	1,143	571,534
Walt Disney Co. (The)	4,181	518,779
		1,609,662
Multi-line Insurance–0.59%
American International Group, Inc.	19,394	533,917
Assurant, Inc.	4,640	562,878
Hartford Financial Services Group, Inc. (The)	14,254	525,403
		1,622,198
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	2,527	538,099
Multi-Utilities–2.01%
Ameren Corp.	7,199	569,297
CenterPoint Energy, Inc.	28,697	555,287
CMS Energy Corp.	8,860	544,093
Consolidated Edison, Inc.	7,572	589,101
Dominion Energy, Inc.	6,916	545,880
DTE Energy Co.	4,650	534,936
NiSource, Inc.	24,990	549,780
Public Service Enterprise Group, Inc.	10,390	570,515
Sempra Energy	4,676	553,451
WEC Energy Group, Inc.	5,719	554,171
		5,566,511
Office REITs–0.80%
Alexandria Real Estate Equities, Inc.	3,478	556,480
Boston Properties, Inc.	6,619	531,506
SL Green Realty Corp.	12,308	570,722
Vornado Realty Trust	16,383	552,271
		2,210,979
Oil & Gas Equipment & Services–0.88%
Baker Hughes Co., Class A	39,483	524,729
Halliburton Co.	38,597	465,094
National Oilwell Varco, Inc.	49,133	445,145
Schlumberger Ltd.	30,822	479,590
TechnipFMC PLC (United Kingdom)	81,117	511,848
		2,426,406
Oil & Gas Exploration & Production–2.07%
Apache Corp.	46,343	438,868
Cabot Oil & Gas Corp.	30,196	524,203
Concho Resources, Inc.	12,156	536,323
ConocoPhillips	16,635	546,293
Devon Energy Corp.	61,403	580,872
Diamondback Energy, Inc.	18,595	560,081
EOG Resources, Inc.	14,105	506,934
Hess Corp.	12,735	521,244
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	123,218	$503,962
Noble Energy, Inc.	60,064	513,547
Pioneer Natural Resources Co.	5,982	514,392
		5,746,719
Oil & Gas Refining & Marketing–0.74%
HollyFrontier Corp.	26,290	518,176
Marathon Petroleum Corp.	17,625	517,118
Phillips 66	9,651	500,308
Valero Energy Corp.	11,873	514,338
		2,049,940
Oil & Gas Storage & Transportation–0.58%
Kinder Morgan, Inc.	42,963	529,734
ONEOK, Inc.	20,911	543,267
Williams Cos., Inc. (The)	27,226	534,991
		1,607,992
Packaged Foods & Meats–2.39%
Campbell Soup Co.	12,105	585,519
Conagra Brands, Inc.	15,937	569,110
General Mills, Inc.	9,409	580,347
Hershey Co. (The)	3,785	542,542
Hormel Foods Corp.	11,067	541,066
JM Smucker Co. (The)	4,933	569,860
Kellogg Co.	8,123	524,665
Kraft Heinz Co. (The)(c)	17,369	520,202
Lamb Weston Holdings, Inc.	8,697	576,350
McCormick & Co., Inc.	2,773	538,239
Mondelez International, Inc., Class A	9,571	549,854
Tyson Foods, Inc., Class A	8,644	514,145
		6,611,899
Paper Packaging–1.23%
Amcor PLC	49,800	550,290
Avery Dennison Corp.	4,550	581,672
International Paper Co.	14,152	573,722
Packaging Corp. of America	5,213	568,478
Sealed Air Corp.	14,040	544,892
Westrock Co.	16,947	588,739
		3,407,793
Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	2,565	559,811
Pharmaceuticals–1.78%
Bristol-Myers Squibb Co.(c)	9,195	554,367
Catalent, Inc.(b)	6,660	570,496
Eli Lilly and Co.	3,597	532,428
Johnson & Johnson	3,633	540,881
Merck & Co., Inc.	6,520	540,834
Mylan N.V.(b)	35,928	532,812
Perrigo Co. PLC	11,328	520,068
Pfizer, Inc.	15,303	561,620
Zoetis, Inc.	3,473	574,330
		4,927,836
Property & Casualty Insurance–1.38%
Allstate Corp. (The)	5,871	552,696
Chubb Ltd.	4,564	529,972
Cincinnati Financial Corp.	7,160	558,265
Shares		Value
Property & Casualty Insurance–(continued)
Loews Corp.	15,642	$543,559
Progressive Corp. (The)	5,799	548,991
Travelers Cos., Inc. (The)	4,857	525,479
W.R. Berkley Corp.	9,059	553,958
		3,812,920
Publishing–0.19%
News Corp., Class A	27,855	390,527
News Corp., Class B	8,723	121,948
		512,475
Railroads–0.79%
CSX Corp.	7,137	554,331
Kansas City Southern	2,960	535,257
Norfolk Southern Corp.	2,532	541,823
Union Pacific Corp.	2,811	553,401
		2,184,812
Real Estate Services–0.20%
CBRE Group, Inc., Class A(b)	11,741	551,475
Regional Banks–2.51%
Citizens Financial Group, Inc.	20,005	505,726
Comerica, Inc.	13,902	531,752
Fifth Third Bancorp	26,172	557,987
First Republic Bank	5,148	561,441
Huntington Bancshares, Inc.	56,899	521,764
KeyCorp	44,562	531,625
M&T Bank Corp.	5,418	498,944
People’s United Financial, Inc.	54,104	557,812
PNC Financial Services Group, Inc. (The)	4,973	546,582
Regions Financial Corp.	47,811	551,261
SVB Financial Group(b)	2,216	533,214
Truist Financial Corp.	14,407	548,186
Zions Bancorporation N.A.	17,493	511,145
		6,957,439
Reinsurance–0.19%
Everest Re Group Ltd.	2,669	527,234
Research & Consulting Services–0.79%
Equifax, Inc.	3,388	531,577
IHS Markit Ltd.	7,137	560,326
Nielsen Holdings PLC	38,011	538,996
Verisk Analytics, Inc.	3,032	561,860
		2,192,759
Residential REITs–1.16%
Apartment Investment & Management Co., Class A	15,746	530,955
AvalonBay Communities, Inc.	3,675	548,825
Equity Residential	10,075	517,150
Essex Property Trust, Inc.	2,583	518,641
Mid-America Apartment Communities, Inc.	4,752	550,994
UDR, Inc.	16,363	533,597
		3,200,162
Restaurants–1.23%
Chipotle Mexican Grill, Inc.(b)	425	528,577
Darden Restaurants, Inc.	6,345	639,195
Domino’s Pizza, Inc.	1,362	579,232
McDonald’s Corp.	2,527	554,651
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Starbucks Corp.	6,459	$554,957
Yum! Brands, Inc.	5,969	544,970
		3,401,582
Retail REITs–0.97%
Federal Realty Investment Trust	7,139	524,288
Kimco Realty Corp.	47,237	531,889
Realty Income Corp.	8,547	519,230
Regency Centers Corp.	14,269	542,507
Simon Property Group, Inc.	8,586	555,343
		2,673,257
Semiconductor Equipment–0.87%
Applied Materials, Inc.	10,014	595,332
KLA Corp.	3,203	620,549
Lam Research Corp.	1,814	601,795
Teradyne, Inc.	7,352	584,190
		2,401,866
Semiconductors–2.72%
Advanced Micro Devices, Inc.(b)	7,215	591,558
Analog Devices, Inc.	4,840	565,022
Broadcom, Inc.	1,531	557,774
Intel Corp.	11,177	578,745
Maxim Integrated Products, Inc.	8,345	564,205
Microchip Technology, Inc.	5,470	562,097
Micron Technology, Inc.(b)	11,950	561,172
NVIDIA Corp.	1,132	612,661
Qorvo, Inc.(b)	4,479	577,836
QUALCOMM, Inc.	4,856	571,454
Skyworks Solutions, Inc.	4,069	592,040
Texas Instruments, Inc.	4,150	592,578
Xilinx, Inc.	5,693	593,438
		7,520,580
Soft Drinks–0.59%
Coca-Cola Co. (The)	10,787	532,554
Monster Beverage Corp.(b)	6,771	543,034
PepsiCo, Inc.	4,004	554,955
		1,630,543
Specialized REITs–1.79%
American Tower Corp.	2,205	533,015
Crown Castle International Corp.	3,473	578,254
Digital Realty Trust, Inc.	3,797	557,248
Equinix, Inc.	762	579,219
Extra Space Storage, Inc.	4,954	530,028
Iron Mountain, Inc.	18,566	497,383
Public Storage	2,497	556,132
SBA Communications Corp., Class A	1,808	575,812
Weyerhaeuser Co.	19,373	552,518
		4,959,609
Specialty Chemicals–1.36%
Albemarle Corp.	5,800	517,824
Celanese Corp.	5,168	555,301
DuPont de Nemours, Inc.	9,404	521,734
Ecolab, Inc.	2,705	540,567
International Flavors & Fragrances, Inc.	4,551	557,270
PPG Industries, Inc.	4,333	528,973
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	777	$541,367
		3,763,036
Specialty Stores–0.60%
Tiffany & Co.	4,839	560,598
Tractor Supply Co.	4,001	573,503
Ulta Beauty, Inc.(b)	2,406	538,896
		1,672,997
Steel–0.19%
Nucor Corp.	11,992	537,961
Systems Software–1.04%
Fortinet, Inc.(b)	4,782	563,367
Microsoft Corp.	2,750	578,408
NortonLifeLock, Inc.	26,021	542,278
Oracle Corp.	9,960	594,612
ServiceNow, Inc.(b)	1,235	598,975
		2,877,640
Technology Distributors–0.21%
CDW Corp.	4,948	591,434
Technology Hardware, Storage & Peripherals–1.40%
Apple, Inc.	4,918	569,554
Hewlett Packard Enterprise Co.	59,609	558,536
HP, Inc.	28,553	542,222
NetApp, Inc.	12,165	533,314
Seagate Technology PLC	11,835	583,110
Western Digital Corp.	14,739	538,710
Xerox Holdings Corp.	28,852	541,552
		3,866,998
Tobacco–0.36%
Altria Group, Inc.	12,636	488,255
Philip Morris International, Inc.	6,781	508,507
		996,762
Trading Companies & Distributors–0.61%
Fastenal Co.	12,893	581,346
United Rentals, Inc.(b)	3,154	550,373
W.W. Grainger, Inc.	1,551	553,350
		1,685,069
Trucking–0.37%
J.B. Hunt Transport Services, Inc.	4,076	515,125
Old Dominion Freight Line, Inc.	2,815	509,290
		1,024,415
Water Utilities–0.20%
American Water Works Co., Inc.	3,903	565,467
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(b)	5,048	577,289
Total Common Stocks & Other Equity Interests (Cost $189,432,963)		274,582,570
Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)(f)	780,250	780,250
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)(f)	704,143	704,495
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)(f)	891,714	$891,714
Total Money Market Funds (Cost $2,375,814)		2,376,459
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $191,808,777)		276,959,029
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 0.03%(e)(f)(g)	158,878	158,878
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(e)(f)(g)	52,949	$52,960
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $211,838)		211,838
TOTAL INVESTMENTS IN SECURITIES–100.07% (Cost $192,020,615)		277,170,867
OTHER ASSETS LESS LIABILITIES—(0.07)%		(197,055)
NET ASSETS–100.00%		$276,973,812
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	All or a portion of this security was out on loan at September 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Invesco Ltd.	$549,469	$198,765	$(49,262)	$(86,308)	$(42,666)	$569,998	$25,553
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,740,175	13,852,952	(14,812,877)	-	-	780,250	7,923
Invesco Liquid Assets Portfolio, Institutional Class	1,183,097	10,155,237	(10,634,893)	613	441	704,495	8,134
Invesco Treasury Portfolio, Institutional Class	1,988,772	15,831,945	(16,929,003)	-	-	891,714	8,500
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	716,421	2,252,168	(2,968,589)	-	-	-	1,078*
Invesco Liquid Assets Portfolio, Institutional Class	239,736	611,678	(851,173)	-	(241)	-	467*
Invesco Private Government Fund	-	5,753,555	(5,594,677)	-	-	158,878	44*
Invesco Private Prime Fund	-	1,268,785	(1,215,892)	-	67	52,960	20*
Total	$6,417,670	$49,925,085	$(53,056,366)	$(85,695)	$(42,399)	$3,158,295	$51,719

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	16	December-2020	$2,681,600	$23,843	$23,843
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$274,582,570	$—	$—	$274,582,570
Money Market Funds	2,376,459	211,838	—	2,588,297
Total Investments in Securities	276,959,029	211,838	—	277,170,867
Other Investments - Assets*
Futures Contracts	23,843	—	—	23,843
Total Investments	$276,982,872	$211,838	$—	$277,194,710

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Equally-Weighted S&P 500 Fund